Investments in Affiliates - Navios Europe (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 18, 2013	Oct. 09, 2013
Business Acquisition [Line Items]
Long-term debt	$ 1,644,582	$ 1,511,249	$ 1,358,212
Investments in affiliates	344,453	335,303	197,291
Portion of the carrying balance of related party loan	7,791	2,660
Equity in net earnings of affiliated companies	57,751	19,344	48,228
Navios Holdings
Business Acquisition [Line Items]
Estimated maximum potential loss	13,415
Investments in affiliates	4,936	4,750
Equity in net earnings of affiliated companies	831	0
Funded from Senior Loan $117,753
Business Acquisition [Line Items]
Cash consideration				127,753
Navios Holdings, Navios Acquisition and Navios Partners
Business Acquisition [Line Items]
Long-term debt				10,000
Revolving loan facility to fund working capital requirements, outstanding					24,100
New Junior Loan
Business Acquisition [Line Items]
Debt Instrument Face Amount				173,367
Loans Payable Fair Value Disclosure		71,929
Profit Sharing Arrangement				On an ongoing basis, Navios Europe is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans) according to a defined waterfall calculation.
Navios Holdings Maximum Potential Loss
Business Acquisition [Line Items]
Investments in affiliates	5,602
Portion of the carrying balance of related party loan	$ 7,813